Employee Benefits (Summary of Remeasurement of Defined Benefit Plans) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Principal Pension Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) - financial	$ 200	$ 297	$ 435	$ 158
Remeasurement gain/(loss) - return on plan assets less interest income	(110)	(366)	(421)	(184)
Changes in asset limitation and minimum funding requirement	0	3	0	0
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans	90	(66)	14	(26)
Principal post retirement benefit plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) - financial	10	12	18	5
Remeasurement gain/(loss) - return on plan assets less interest income	0	0	0	0
Changes in asset limitation and minimum funding requirement	0	0	0	0
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans	10	12	18	5
Other Pension Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) - financial	8	14	7	4
Remeasurement gain/(loss) - return on plan assets less interest income	0	0	0	0
Changes in asset limitation and minimum funding requirement	0	0	0	0
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans	$ 8	$ 14	$ 7	$ 4